PRUDENTIAL INVESTMENTS FUNDS

TARGET FUNDS

Supplement dated July 27, 2015 to the
Currently Effective Statements of Additional Information

James E. Quinn, formerly Director of the Funds, resigned on July 2, 2015. All references and information pertaining to Mr. Quinn are hereby deleted.

LR786